Note 32 (Tables)	12 Months Ended
Dec. 31, 2023
Capital Base And Capital Management [Abstract]
Eligible capital resources [Table Text Block]
A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2023, 2022 and 2021 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2023	2022 ⁽[1]⁾	2021
Capital	26	2,861	2,955	3,267
Share premium	27	19,769	20,856	23,599
Retained earnings, revaluation reserves and other reserves	28	38,251	35,056	29,984
Other equity instruments, net		40	63	60
Treasury shares	29	(34)	(29)	(647)
Profit (loss) attributable to the parent company	5	8,019	6,358	4,653
Interim dividend		(951)	(722)	(532)
Total equity		67,955	64,535	60,384
Accumulated other comprehensive income (loss)	30	(16,254)	(17,642)	(16,476)
Minority interests	31	3,564	3,623	4,853
Shareholders' equity		55,265	50,517	48,760
Goodwill and other intangible assets		(1,421)	(1,395)	(1,484)
Differences from solvency and accounting perimeter		(137)	(123)	(130)
Equity not eligible at solvency level		(137)	(123)	(130)
Other adjustments and deductions (2)		(7,591)	(6,262)	(7,197)
Common Equity Tier 1 (CET 1)		46,116	42,738	39,949
Additional Tier 1 before Regulatory Adjustments		6,033	5,193	5,737
Total Regulatory Adjustments to Additional Tier 1		—	—	—
Tier 1		52,150	47,931	45,686
Tier 2		8,182	5,930	7,383

Total Capital (Total Capital=Tier 1 + Tier 2)		60,332	53,861	53,069
Total Minimum capital required		47,455	43,111	39,275
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group in 2021 (see Note 4) and the amount of shareholders remuneration pending to be distributed.
Amount of capital CC1 [Table Text Block]
The Group’s eligible own funds and risk-weighted assets (RWAs) in accordance with the aforementioned applicable regulation as of December 31, 2023, 2022 and 2021 are shown below:

Amount of capital CC1 (Millions of Euros)
	2023	2022 ⁽[1]⁾	2021 ⁽[1]⁾
Capital and share premium	22,629	23,810	26,866
Retained earnings and equity instruments	34,889	31,436	30,745
Other accumulated income and other reserves	(12,872)	(13,952)	(17,200)
Minority interests	1,864	1,853	2,800
Net attributable profit (2)	4,759	3,814	2,573
Common Equity Tier I (CET1) before other regulatory adjustments	51,269	46,962	45,784
Goodwill and intangible assets	(1,421)	(1,395)	(1,484)
Direct, indirect and synthetic holdings in own Common Equity Tier I instruments (3)	(331)	(356)	(2,800)
Deferred tax assets	(988)	(1,057)	(1,009)
Other deductions and filters (4)	(2,412)	(1,416)	(542)
Total common equity Tier 1 regulatory adjustments	(5,153)	(4,223)	(5,835)
Common equity TIER 1 (CET1)	46,116	42,738	39,949
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	5,715	4,875	5,265
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	319	318	472
Additional Tier 1 (CET 1) before regulatory adjustments	6,033	5,193	5,737
Transitional CET 1 adjustments	—	—	—
Total regulatory adjustments to additional Tier 1	—	—	—
Additional Tier 1 (AT1)	6,033	5,193	5,737
Tier 1 (Common equity TIER 1+ additional TIER 1)	52,150	47,931	45,686
Capital instruments and share premium accounted as Tier 2	5,214	3,510	4,324
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	2,890	2,310	2,516
Credit risk adjustments	88	213	722
Tier 2 before regulatory adjustments	8,192	6,033	7,562
Tier 2 regulatory adjustments	(10)	(103)	(179)
Tier 2	8,182	5,930	7,383
Total capital (Total capital=Tier 1 + Tier 2)	60,332	53,861	53,069
Total RWA	363,915	337,066	307,795
CET 1 (phased-in)	12.67%	12.68%	12.98%
Tier 1 (phased-in)	14.33%	14.22%	14.84%
Total capital (phased-in)	16.58%	15.98%	17.24%
(1) In 2022 and 2021, the difference between the phased-in and fully-loaded ratios arises from the temporary treatment of certain capital items, mainly as a result of the impact of IFRS 9, to which the BBVA Group adhered voluntarily (in accordance with article 473bis of the CRR and the subsequent amendments introduced by the Regulation (EU) 2020/873). In 2023, there are no differences between phased-in and fully-loaded ratios due to the aforementioned temporary treatment.
(2) The shareholder remuneration for each year corresponding to the cash dividend already paid is deducted. Likewise, for fiscal year 2023, the cash dividend pending distribution in accordance with the entity's dividend policy is deducted. Such dividend is subject to its approval at the 2024 General Shareholders' Meeting.
(3) With respect to 2021, it includes mainly the amount of shares pending to be acquired under the share buyback program based on the maximum limit authorized by the ECB for the BBVA Group as of December 31, 2021 (see Note 4).
(4) Includes the value amounts in euros of the share repurchase programs carried out. Likewise, for the 2023 financial year, the maximum amount foreseen corresponding to the share buyback program announced in 2024 is included subject to its approval at the General Shareholders' Meeting.

Leverage Ratio [Table Text Block]
Breakdown of leverage ratio as of December 31, 2023, 2022 and 2021, calculated according to CCR, is as follows:

Leverage ratio
	2023	2022	2021
Tier 1 (millions of Euros) (a)	52,150	47,931	45,686
Exposure to leverage ratio (millions of Euros) (b)	797,888	737,990	671,789
Leverage ratio (a)/(b) (percentage)	6.54%	6.49%	6.80%